SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation Of Revenues (Details) - New Dragonfly - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total Sales	$ 66,042	$ 57,821	$ 78,000	$ 47,187
Retail
Disaggregation of Revenue [Line Items]
Total Sales	35,211	44,221	59,042	33,314
Distributor
Disaggregation of Revenue [Line Items]
Total Sales	6,544	6,910	10,733	10,381
Original equipment manufacture
Disaggregation of Revenue [Line Items]
Total Sales	$ 24,287	$ 6,690	$ 8,225	$ 3,492